Stock-Based Compensation - Assumptions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair value assumptions
Expected term	6 years	6 years	6 years	5 years 9 months 18 days
Expected volatility	91.00%	90.50%	90.50%	83.30%
Risk free interest rate	3.90%	4.40%	4.40%
Expected dividend yield	0.00%	0.00%
Minimum
Fair value assumptions
Risk free interest rate				3.60%
Maximum
Fair value assumptions
Risk free interest rate				4.70%